Contributions	12 Months Ended
Dec. 31, 2025
EBP PMI DPSP
EBP, Contribution [Line Items]
Contributions	Contributions:
A participant who is not a Match-Eligible Employee is eligible to participate in the Philip Morris International Retirement Plan (a non-contributory defined benefit pension plan), and is eligible for the Grandfathered Company Contribution, which is based on the business rating of PMI as determined by the Compensation and Leadership Development Committee each year. Based on the annual business rating, the Grandfathered Company Contribution to eligible Plan participants will range from 7% to 15% of eligible compensation. The Grandfathered Company Contribution is allocated ratably among eligible participants in the Plan at the end of the year according to their eligible participant compensation as defined by the Plan.

Match-Eligible Employees are not eligible to participate in the Philip Morris International Retirement Plan and are not eligible for the Grandfathered Company Contribution; instead, Match-Eligible
Employees are eligible for a discretionary Company contribution which is based on the global Company score. Based on the global Company score, the discretionary Company contribution will range from 0% to 5% of eligible compensation, and allocated ratably among eligible participants in the Plan at the end of the year according to their eligible compensation defined by the Plan. Match-Eligible Employees who make before-tax, Roth after-tax and/or traditional after-tax contributions for any payroll period upon their date of hire will also receive a Company Match Contribution. The Company will match the participant's before-tax contributions, Roth after-tax and traditional after-tax contributions, dollar for dollar, up to the first 6% of eligible compensation that the participant contributes for each payroll period as well as a non-elective Company Contribution upon the participants' date of hire equal to 5% of the employees eligible compensation.

The Grandfathered Company Contribution and the discretionary Company contribution for the year are accrued by the Plan based upon the amount to be funded each year as determined by the Compensation and Leadership Development Committee, as described above. Company Match Contributions are recorded in the period in which the participants contribute. Participants' contributions are recorded in the period in which they are withheld by the Company.

Due to limitations under the Internal Revenue Code of 1986, as amended (the “Code”), certain amounts for highly compensated employees are not contributed to the Plan.

No contribution is required from any participant under the Plan. However, new employees are automatically enrolled in the Plan to make before-tax contributions of five percent (5%) of their eligible compensation beginning with the first payroll period that is administratively practicable after the employee's date of hire. Employees that are automatically enrolled can elect not to make contributions or to contribute a different percentage of their eligible compensation.

Participants may make contributions on a before-tax, Roth after-tax and/or traditional after-tax basis to the Plan. Participants who are age 50 or older by the end of a Plan year are eligible to make before-tax and Roth after-tax catch-up contributions up to the limit prescribed in the Code. For 2025, the catch-up contribution was limited to $7,500. If a participant has not made the maximum after-tax contribution, he or she may make an additional after-tax contribution or Roth after-tax contribution in a lump sum, subject to certain statutory limits. The percentage of compensation available for these contributions may vary from year to year. The aggregate contributions actually made by participants may not cause the Plan to violate limitations on such contributions set forth in the Code. The Code also imposes a dollar limitation on the amount of before-tax and Roth after-tax contributions for a calendar year. For 2025, a participant's before-tax and Roth after-tax contribution was limited to a combined maximum of $23,500, with a Plan limitation of 75% of compensation on the total amount of before-tax, Roth after-tax and traditional after-tax contributions. Before-tax catch-up contributions are not subject to these limits.

The Plan provides, in the event of a Change of Control (as defined in the Plan document) of Philip Morris International Inc., for the Company Contribution for the year in which the Change of Control occurs and for two years thereafter to be at least equal to the lesser of (a) the percentage of participants' compensation that was contributed to the Plan for the year prior to the year in which the Change of Control occurs, or (b) 10 percent of the participants' aggregate annual compensation.